UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5851

MFS INTERMARKET INCOME TRUST I

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts	02116
(Address of principal executive offices)	(Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2007

On June 29, 2007, Massachusetts Financial Services Company (“MFS”) became the investment adviser of the Registrant, and Maria F. Dwyer and Tracy Atkinson became the chief executive officer and the chief financial officer, respectively, of the Registrant. During the semi-annual period ended May 31, 2007, Columbia Management Advisors, LLC (“Columbia”) served as investment adviser to the Registrant, during which representatives of Columbia served as chief executive officer and chief financial officer of the Registrant.

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS® InterMarket Income Trust I

(Formerly Colonial InterMarket Income Trust I)

M F S®
INVESTMENT MANAGEMENT

Semiannual report

5/31/07

CMK-SEM

Letter from the MFS CEO

Dear Shareholders:

Welcome to MFS®. The shareholders of your fund approved MFS Investment Management® as the fund’s new investment advisor, effective at the close of business on June 29, 2007. In connection with the appointment of MFS, the name of your fund also changed to MFS® InterMarket Income Trust I. The enclosed semiannual report contains information for the period ended May 31, 2007. Because this is prior to the name change, the fund is referred to in the report by its old name. Also, unless otherwise noted, the report refers to the fund’s management, investments, policies and procedures, and other characteristics as they existed prior to June 29, 2007, when MFS assumed administrative, financial reporting, compliance, and other responsibilities for the fund. Your fund’s investment objectives and principal investment strategies will remain the same; however, the fund will be managed by a new portfolio manager, James J. Calmas, who has been employed in the investment management area of MFS since 1988.

I want to thank you for trusting us to manage your money and would like to take this opportunity to introduce you to our management approach.

At MFS we have a long tradition of investment management. For more than 80 years we have applied a consistent, bottom-up, research-driven method to security selection with a top-down approach to risk management.

In 1932 MFS became one of the first investment management firms in the United States to establish its own in-house research department. Today, this department has evolved into a global research team providing on-the-ground coverage in the more than 60 countries where our portfolios invest. Our team approach extends across asset classes and contributes to our culture of collaboration, which has been crucial in supporting the free and open exchange of ideas while ensuring the highest standards of accountability.

When working with MFS, you can count on us to continue to provide securities analysis that is research driven, globally integrated, and disciplined.

We look forward to helping you reach your investing goals.

Respectfully,

Robert J. Manning

Chief Executive Officer, President, and Chief Investment Officer

MFS Investment Management

July 12, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

Investment Portfolio – Colonial InterMarket Income Trust I

May 31, 2007 (Unaudited)

Government & Agency Obligations – 54.1%

			Par ($)	Value ($)
Foreign Government Obligations – 32.6%
Aries Vermoegensverwaltungs GmbH	7.750% 10/25/09	EUR	250,000	359,228
	7.750% 10/25/09 (a)		250,000	359,228

Corp. Andina de Fomento	6.375% 06/18/09		340,000	470,236

European Investment Bank	0.508% 09/21/11 (b)	JPY	105,000,000	862,594
	4.600% 01/30/37 (a)	CAD	600,000	543,697
	5.500% 12/07/11	GBP	300,000	585,901

Federal Republic of Brazil	6.000% 01/17/17	USD	300,000	301,950
	7.375% 02/03/15	EUR	380,000	584,937
	11.000% 08/17/40	USD	410,000	549,400
	12.500% 01/05/22	BRL	350,000	241,320

Federal Republic of Germany	4.250% 07/04/14	EUR	970,000	1,291,948
	5.000% 07/04/12		375,000	517,660
	6.000% 06/20/16		700,000	1,051,482

Government of Canada	4.500% 06/01/15	CAD	755,000	706,478
	10.000% 06/01/08		1,400,000	1,377,474

Government of New Zealand	7.000% 07/15/09	NZD	270,000	198,126

Inter-American Development Bank	7.250% 05/24/12		400,000	290,580

Kingdom of Norway	5.500% 05/15/09	NOK	7,180,000	1,199,794
	6.000% 05/16/11		4,590,000	785,443

Kingdom of Spain	5.500% 07/30/17	EUR	820,000	1,194,266

Kingdom of Sweden	5.000% 01/28/09	SEK	9,065,000	1,329,736
	6.750% 05/05/14		6,210,000	1,026,982

Kreditanstalt fuer Wiederaufbau	0.456% 08/08/11 (b)	JPY	70,000,000	575,295

New South Wales Treasury Corp.	8.000% 03/01/08	AUD	1,135,000	950,783

Philippine Government International Bond	6.375% 01/15/32	USD	715,000	698,019

Province of Ontario	4.400% 03/08/16	CAD	570,000	521,143

Province of Quebec	6.000% 10/01/12		380,000	376,461

Republic of Bulgaria	8.250% 01/15/15	USD	645,000	753,424

Republic of Colombia	8.125% 05/21/24		280,000	335,720
	9.750% 04/09/11		286,239	310,140
	11.375% 01/31/08	EUR	245,000	343,176

Republic of France	4.000% 04/25/14		830,000	1,089,098
	4.750% 10/25/12		800,000	1,092,564

Republic of Panama	6.700% 01/26/36	USD	100,000	105,000
	8.875% 09/30/27		560,000	725,200

See Accompanying Notes to Financial Statements.

Colonial InterMarket Income Trust I

May 31, 2007 (Unaudited)

Government & Agency Obligations (continued)

			Par ($)	Value ($)
Foreign Government Obligations (continued)
Republic of Peru	7.500% 10/14/14	EUR	210,000	323,876
	9.875% 02/06/15	USD	100,000	126,600

Republic of Poland	5.750% 03/24/10	PLN	1,850,000	667,020

Republic of South Africa	6.500% 06/02/14	USD	460,000	483,575
	13.000% 08/31/10	ZAR	2,730,000	432,283

Republic of Venezuela	6.000% 12/09/20	USD	300,000	264,750
	7.000% 03/16/15	EUR	200,000	270,991

Russian Federation	7.500% 03/31/30	USD	522,375	585,844
	11.000% 07/24/18		500,000	710,950
	12.750% 06/24/28		595,000	1,076,807

Treasury Corp. of Victoria	6.250% 10/15/12	AUD	780,000	641,226

United Kingdom Treasury	5.750% 12/07/09	GBP	165,000	326,962
	8.000% 06/07/21		190,000	483,009
	9.000% 07/12/11		415,000	923,015

United Mexican States	8.125% 12/30/19	USD	100,000	122,000
	8.375% 01/14/11		875,000	962,500
	11.375% 09/15/16		625,000	887,500

Foreign Government Obligations Total				32,993,391

U.S. Government Agency – 0.9%
Federal Farm Credit Bank	5.000% 08/25/10		900,000	891,416

U.S. Government Agency Total				891,416

U.S. Government Obligations – 20.6%
U.S. Treasury Bonds	7.500% 11/15/24		865,000	1,102,469
	8.875% 02/15/19		1,817,000	2,432,651
	10.375% 11/15/12		1,520,000	1,555,031
	10.625% 08/15/15		2,780,000	3,847,042
	12.500% 08/15/14		5,309,000	6,140,188

U.S. Treasury Notes	5.000% 02/15/11		1,845,000	1,856,387
	5.125% 06/30/08		1,800,000	1,801,265
	5.125% 05/15/16		2,100,000	2,132,649

U.S. Government Obligations Total				20,867,682
	Total Government & Agency Obligations (Cost of $55,562,595)			54,752,489

See Accompanying Notes to Financial Statements.

Colonial InterMarket Income Trust I

May 31, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes – 37.5%

			Par ($)	Value ($)
Basic Materials – 3.6%
Chemicals – 1.5%
Agricultural Chemicals – 0.2%
Mosaic Co.	7.625% 12/01/16 (a)		170,000	180,625

				180,625

Chemicals-Diversified – 1.0%
EquiStar Chemicals LP	10.625% 05/01/11		120,000	126,600

Huntsman International LLC	6.875% 11/15/13 (a)	EUR	75,000	103,439
	7.875% 11/15/14 (a)	USD	105,000	110,381

Ineos Group Holdings PLC	8.500% 02/15/16 (a)		105,000	105,656

Lyondell Chemical Co.	6.875% 06/15/17		110,000	110,138
	8.000% 09/15/14		95,000	100,463
	8.250% 09/15/16		135,000	146,137

NOVA Chemicals Corp.	6.500% 01/15/12		155,000	150,350

				953,164

Chemicals-Specialty – 0.3%
Chemtura Corp.	6.875% 06/01/16		135,000	133,144
MacDermid, Inc.	9.500% 04/15/17 (a)		90,000	94,950
Rhodia SA	8.875% 06/01/11		100,000	104,438

				332,532

	Chemicals Total			1,466,321

Forest Products & Paper – 0.9%
Paper & Related Products – 0.9%

Abitibi-Consolidated, Inc.	8.375% 04/01/15		135,000	120,150

Boise Cascade LLC	7.125% 10/15/14		80,000	80,000

Domtar, Inc.	7.125% 08/15/15		125,000	125,781

Georgia-Pacific Corp.	8.000% 01/15/24		145,000	146,087

Neenah Paper, Inc.	7.375% 11/15/14		60,000	59,100

NewPage Corp.	10.000% 05/01/12		70,000	77,263
	12.000% 05/01/13		70,000	77,700

Norske Skog	7.375% 03/01/14		125,000	117,969
	8.625% 06/15/11		60,000	60,150

				864,200

	Forest Products & Paper Total			864,200

Iron/Steel – 0.0%
Steel-Specialty – 0.0%
UCAR Finance, Inc.	10.250% 02/15/12		46,000	48,530

				48,530

	Iron/Steel Total			48,530

See Accompanying Notes to Financial Statements.

Colonial InterMarket Income Trust I

May 31, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Basic Materials (continued)
Metals & Mining – 1.2%
Diversified Minerals – 0.3%
FMG Finance Ltd.	10.625% 09/01/16 (a)	220,000	264,275

			264,275

Metal-Diversified – 0.3%
Freeport-McMoRan Copper & Gold, Inc.	8.375% 04/01/17	280,000	305,900

			305,900

Mining Services – 0.1%
Noranda Aluminium Acquisition Corp.	PIK,
	9.360% 05/15/15 (a)(b)	145,000	146,450

			146,450

Non-Ferrous Metals – 0.5%
Codelco, Inc.	5.500% 10/15/13	500,000	496,816

			496,816

	Metals & Mining Total		1,213,441

Basic Materials Total			3,592,492

Communications – 7.5%
Media – 3.2%
Broadcast Services/Programs – 0.2%
Clear Channel Communications, Inc.	4.900% 05/15/15	95,000	78,699
	5.500% 12/15/16	170,000	143,115

			221,814

Cable TV – 1.4%
Atlantic Broadband Finance LLC	9.375% 01/15/14	125,000	128,906

Cablevision Systems Corp.	8.000% 04/15/12	110,000	111,650

Charter Communications Holdings I LLC	9.920% 04/01/14	265,000	253,737
	11.000% 10/01/15	105,000	114,188

CSC Holdings, Inc.	7.625% 04/01/11	220,000	225,500

DirecTV Holdings LLC	6.375% 06/15/15	155,000	150,350

EchoStar DBS Corp.	6.625% 10/01/14	215,000	215,000

Insight Midwest LP	9.750% 10/01/09	57,000	57,713

Telenet Group Holding NV	(c) 06/15/14 (11.500% 12/15/08) (a)	147,000	140,017

			1,397,061

Multimedia – 0.3%
Lamar Media Corp.	6.625% 08/15/15	135,000	134,325

Quebecor Media, Inc.	7.750% 03/15/16	140,000	147,000

			281,325

See Accompanying Notes to Financial Statements.

Colonial InterMarket Income Trust I

May 31, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Communications (continued)
Media (continued)
Publishing-Periodicals – 0.9%
Dex Media West LLC	9.875% 08/15/13	247,000	268,304

Dex Media, Inc.	(c) 11/15/13 (9.000% 11/15/08)	105,000	98,700

Idearc, Inc.	8.000% 11/15/16 (a)	135,000	139,894

PriMedia, Inc.	8.000% 05/15/13	185,000	195,637

R.H. Donnelley Corp.	8.875% 01/15/16	105,000	113,138

Reader’s Digest Association, Inc.	9.000% 02/15/17 (a)	125,000	123,281

			938,954

Radio – 0.2%
CMP Susquehanna Corp.	9.875% 05/15/14 (a)	130,000	132,600

			132,600

Television – 0.2%
Univision Communications, Inc.	PIK,
	9.750% 03/15/15 (a)	220,000	227,700

			227,700

	Media Total		3,199,454

Telecommunication Services – 4.3%
Cellular Telecommunications – 1.9%
Cricket Communications, Inc.	9.375% 11/01/14	215,000	227,900

Digicel Group Ltd.	PIK,
	9.125% 01/15/15 (a)	220,000	210,249

Dobson Cellular Systems, Inc.	8.375% 11/01/11	160,000	170,400
	9.875% 11/01/12	170,000	185,725

MetroPCS Wireless, Inc.	9.250% 11/01/14 (a)	200,000	212,000

Rogers Wireless, Inc.	8.000% 12/15/12	70,000	73,950
	9.750% 06/01/16	155,000	202,620

Rural Cellular Corp.	8.360% 06/01/13 (a)(b)	110,000	110,275
	9.750% 01/15/10	30,000	30,975
	11.106% 11/01/12 (b)	115,000	119,169

US Unwired, Inc.	10.000% 06/15/12	165,000	178,731

Wind Acquisition Financial SA	PIK,
	12.609% 12/21/11	201,147	203,063

			1,925,057

Satellite Telecommunications – 0.6%
Inmarsat Finance II PLC	(c) 11/15/12 (10.375% 11/15/08)	190,000	182,400

Intelsat Bermuda, Ltd.	11.250% 06/15/16	180,000	205,650

See Accompanying Notes to Financial Statements.

Colonial InterMarket Income Trust I

May 31, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

			Par ($)	Value ($)
Communications (continued)
Telecommunication Services (continued)
Satellite Telecommunications (continued)
Intelsat Intermediate Holdings Co., Ltd.	(c) 02/01/15 (9.250% 02/01/10)		110,000	92,400

PanAmSat Corp.	9.000% 08/15/14		92,000	99,360

				579,810

Telecommunication Equipment – 0.2%
Lucent Technologies, Inc.	6.450% 03/15/29		180,000	166,725

				166,725

Telecommunication Services – 0.6%
Embarq Corp.	7.082% 06/01/16		60,000	61,115
	7.995% 06/01/36		55,000	57,363

Nordic Telephone Co. Holdings ApS	8.250% 05/01/16 (a)	EUR	85,000	125,237

Syniverse Technologies, Inc.	7.750% 08/15/13	USD	105,000	101,850

Time Warner Telecom Holdings, Inc.	9.250% 02/15/14		140,000	150,325

West Corp.	11.000% 10/15/16		145,000	156,963

				652,853

Telephone-Integrated – 1.0%
Cincinnati Bell, Inc.	7.000% 02/15/15		135,000	135,000

Citizens Communications Co.	7.875% 01/15/27		110,000	113,025

Qwest Communications International, Inc.	7.500% 02/15/14		100,000	103,250

Qwest Corp.	7.500% 10/01/14		95,000	99,988
	7.500% 06/15/23		195,000	198,412
	8.875% 03/15/12		160,000	175,600

Windstream Corp.	8.625% 08/01/16		170,000	185,725

				1,011,000

	Telecommunication Services Total			4,335,445

Communications Total				7,534,899

Consumer Cyclical – 6.8%
Apparel – 0.6%
Apparel Manufacturers – 0.6%
Broder Brothers Co.	11.250% 10/15/10		85,000	84,787

Hanesbrands, Inc.	8.735% 12/15/14 (a)(b)		75,000	77,813

Levi Strauss & Co.	9.750% 01/15/15		215,000	233,544

See Accompanying Notes to Financial Statements.

Colonial InterMarket Income Trust I

May 31, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

			Par ($)	Value ($)
Consumer Cyclical (continued)
Apparel (continued)
Apparel Manufacturers (continued)
Phillips-Van Heusen Corp.	7.250% 02/15/11		100,000	102,375
	8.125% 05/01/13		75,000	78,937

				577,456

	Apparel Total			577,456

Auto Manufacturers – 0.4%
Auto-Cars/Light Trucks – 0.4%
Ford Motor Co.	7.450% 07/16/31		175,000	143,938

General Motors Corp.	8.375% 07/15/33		280,000	260,400

				404,338

	Auto Manufacturers Total			404,338

Auto Parts & Equipment – 0.7%
Auto/Truck Parts & Equipment-Original – 0.4%
ArvinMeritor, Inc.	8.125% 09/15/15		95,000	94,406

Hayes Lemmerz Finance Luxembourg SA	8.250% 06/15/15 (a)(d)	EUR	110,000	148,011

TRW Automotive, Inc.	7.000% 03/15/14 (a)	USD	145,000	145,181

				387,598
Auto/Truck Parts & Equipment-Replacement – 0.1%
Commercial Vehicle Group, Inc.	8.000% 07/01/13		115,000	115,000

				115,000
Rubber-Tires – 0.2%
Goodyear Tire & Rubber Co.	8.625% 12/01/11 (a)		55,000	59,400
	9.000% 07/01/15		135,000	147,825

				207,225

	Auto Parts & Equipment Total			709,823

Distribution/Wholesale – 0.1%
Distribution/Wholesale – 0.1%
Buhrmann US, Inc.	7.875% 03/01/15		85,000	84,575

				84,575

	Distribution/Wholesale Total			84,575

Entertainment – 0.6%
Gambling (Non-Hotel) – 0.1%
Global Cash Access LLC	8.750% 03/15/12		131,000	137,223

				137,223

Music – 0.4%
Steinway Musical Instruments, Inc.	7.000% 03/01/14 (a)		130,000	129,025

WMG Acquisition Corp.	7.375% 04/15/14		125,000	121,406

WMG Holdings Corp.	(c) 12/15/14 (9.500% 12/15/09)		135,000	105,300

				355,731

See Accompanying Notes to Financial Statements.

Colonial InterMarket Income Trust I

May 31, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Consumer Cyclical (continued)
Entertainment (continued)
Resorts/Theme Parks – 0.1%
Six Flags, Inc.	9.625% 06/01/14	155,000	149,187

			149,187

	Entertainment Total		642,141

Home Builders – 0.2%
Building-Residential/Commercial – 0.2%
K. Hovnanian Enterprises, Inc.	6.375% 12/15/14	125,000	116,094
	8.875% 04/01/12	25,000	24,844

KB Home	5.875% 01/15/15	110,000	102,300

			243,238

	Home Builders Total		243,238

Home Furnishings – 0.1%
Home Furnishings – 0.1%
Sealy Mattress Co.	8.250% 06/15/14	105,000	109,725

			109,725

	Home Furnishings Total		109,725

Housewares – 0.1%
Housewares – 0.1%
Vitro SA de CV	9.125% 02/01/17 (a)	75,000	78,656

			78,656

	Housewares Total		78,656

Leisure Time – 0.4%
Cruise Lines – 0.2%
Royal Caribbean Cruises Ltd.	7.000% 06/15/13	185,000	189,096

			189,096

Leisure & Recreational Products – 0.1%
K2, Inc.	7.375% 07/01/14	115,000	120,606

			120,606

Recreational Centers – 0.1%
Town Sports International, Inc.	(c) 02/01/14 (11.000% 02/01/09)	110,000	100,650

			100,650

	Leisure Time Total		410,352

Lodging – 2.4%
Casino Hotels – 2.4%
Buffalo Thunder Development Authority	9.375% 12/15/14 (a)	75,000	77,156

Chukchansi Economic Development Authority	8.859% 11/15/12 (a)(b)	95,000	97,137

Circus & Eldorado/Silver Legacy Capital Corp.	10.125% 03/01/12	115,000	120,750

See Accompanying Notes to Financial Statements.

Colonial InterMarket Income Trust I

May 31, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Consumer Cyclical (continued)
Lodging (continued)
Casino Hotels (continued)
Galaxy Entertainment Finance Co., Ltd.	9.875% 12/15/12 (a)	215,000	233,812

Greektown Holdings LLC	10.750% 12/01/13 (a)	125,000	135,000

Harrah’s Operating Co., Inc.	5.625% 06/01/15	200,000	170,000

Jacobs Entertainment, Inc.	9.750% 06/15/14	125,000	130,312

Las Vegas Sands Corp.	6.375% 02/15/15	240,000	234,600

MGM Mirage	7.500% 06/01/16	180,000	177,300

Mohegan Tribal Gaming Authority	6.875% 02/15/15	90,000	90,000

Pinnacle Entertainment, Inc.	8.250% 03/15/12	175,000	182,219

Pokagon Gaming Authority	10.375% 06/15/14 (a)	75,000	84,375

Seminole Hard Rock Entertainment, Inc.	7.848% 03/15/14 (a)(b)	110,000	112,750

Snoqualmie Entertainment Authority	9.125% 02/01/15 (a)	25,000	26,063
	9.150% 02/01/14 (a)(b)	25,000	25,563

Station Casinos, Inc.	6.625% 03/15/18	290,000	261,000

Wimar Opco LLC	9.625% 12/15/14 (a)	135,000	136,350

Wynn Las Vegas LLC	6.625% 12/01/14	160,000	160,600

			2,454,987

	Lodging Total		2,454,987

Retail – 1.1%
Retail-Arts & Crafts – 0.1%
Michaels Stores, Inc.	11.375% 11/01/16 (a)	105,000	116,025

			116,025

Retail-Automobiles – 0.4%
Asbury Automotive Group, Inc.	7.625% 03/15/17 (a)	45,000	45,000
	8.000% 03/15/14	140,000	143,150

AutoNation, Inc.	7.000% 04/15/14	50,000	50,500
	7.356% 04/15/13 (b)	30,000	30,300

United Auto Group, Inc.	7.750% 12/15/16 (a)	125,000	126,250

			395,200

Retail-Drug Stores – 0.2%
Rite Aid Corp.	9.375% 12/15/15 (a)(d)	180,000	177,372

			177,372

Retail-Propane Distributors – 0.1%
AmeriGas Partners LP	7.125% 05/20/16	110,000	111,375

			111,375

See Accompanying Notes to Financial Statements.

Colonial InterMarket Income Trust I

May 31, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Consumer Cyclical (continued)
Retail (continued)
Retail-Restaurants – 0.3%
Buffets, Inc.	12.500% 11/01/14	105,000	107,100

Dave & Buster’s, Inc.	11.250% 03/15/14	70,000	73,150

Landry’s Restaurants, Inc.	7.500% 12/15/14	120,000	119,400

			299,650

	Retail Total		1,099,622

Textiles – 0.1%
Textile-Products – 0.1%
INVISTA	9.250% 05/01/12 (a)	100,000	106,500

			106,500

	Textiles Total		106,500

Consumer Cyclical Total			6,921,413

Consumer Non-Cyclical – 4.8%
Agriculture – 0.2%
Tobacco – 0.2%
Alliance One International, Inc.	8.500% 05/15/12 (a)	95,000	97,850

Reynolds American, Inc.	7.625% 06/01/16	130,000	140,831

			238,681

	Agriculture Total		238,681

Beverages – 0.2%
Beverages-Non-Alcoholic – 0.1%
Cott Beverages, Inc.	8.000% 12/15/11	95,000	97,494

			97,494

Beverages-Wine/Spirits – 0.1%
Constellation Brands, Inc.	8.125% 01/15/12	95,000	98,087

			98,087

	Beverages Total		195,581

Biotechnology – 0.1%
Medical-Biomedical/Gene – 0.1%
Bio-Rad Laboratories, Inc.	7.500% 08/15/13	140,000	142,800

			142,800

	Biotechnology Total		142,800

Commercial Services – 1.5%
Commercial Services – 0.1%
Iron Mountain, Inc.	7.750% 01/15/15	120,000	123,600

			123,600

Commercial Services-Finance – 0.1%
ACE Cash Express, Inc.	10.250% 10/01/14 (a)	85,000	86,912

			86,912

See Accompanying Notes to Financial Statements.

Colonial InterMarket Income Trust I

May 31, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Consumer Non-Cyclical (continued)
Commercial Services (continued)
Funeral Services & Related Items – 0.1%
Service Corp. International	6.750% 04/01/16	65,000	63,944
	7.375% 10/01/14	20,000	20,725

			84,669

Printing-Commercial – 0.3%
Quebecor World Capital Corp.	8.750% 03/15/16 (a)	190,000	196,175

Quebecor World, Inc.	9.750% 01/15/15 (a)	75,000	79,500

			275,675

Private Corrections – 0.3%
Corrections Corp. of America	6.250% 03/15/13	125,000	123,594

GEO Group, Inc.	8.250% 07/15/13	165,000	172,425

			296,019

Rental Auto/Equipment – 0.6%
Ashtead Capital, Inc.	9.000% 08/15/16 (a)	35,000	37,888

Ashtead Holdings PLC	8.625% 08/01/15 (a)	145,000	152,975

Hertz Corp.	8.875% 01/01/14	120,000	129,150

Rental Services Corp.	9.500% 12/01/14 (a)	155,000	166,625

United Rentals North America, Inc.	6.500% 02/15/12	115,000	115,862
	7.750% 11/15/13	75,000	77,812

			680,312

	Commercial Services Total		1,547,187

Cosmetics/Personal Care – 0.3%
Cosmetics & Toiletries – 0.3%
DEL Laboratories, Inc.	8.000% 02/01/12	110,000	107,250

Elizabeth Arden, Inc.	7.750% 01/15/14	145,000	148,988

			256,238

	Cosmetics/Personal Care Total		256,238

Food – 0.3%
Food-Dairy Products – 0.1%
Dean Foods Co.	7.000% 06/01/16	115,000	114,712

			114,712

Food-Miscellaneous/Diversified – 0.2%
Dole Food Co., Inc.	8.625% 05/01/09	111,000	113,220

Reddy Ice Holdings, Inc.	(c) 11/01/12
	(10.500% 11/01/08)	120,000	112,500

			225,720

	Food Total		340,432

See Accompanying Notes to Financial Statements.

Colonial InterMarket Income Trust I

May 31, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Consumer Non-Cyclical (continued)
Healthcare Products – 0.1%
Optical Supplies – 0.1%
Advanced Medical Optics, Inc.	7.500% 05/01/17 (a)	55,000	54,244

			54,244

	Healthcare Products Total		54,244

Healthcare Services – 0.9%
Dialysis Centers – 0.1%
DaVita, Inc.	7.250% 03/15/15	145,000	148,625

			148,625

Medical-Hospitals – 0.6%
HCA, Inc.	9.250% 11/15/16 (a)	145,000	158,956
	PIK,
	9.625% 11/15/16 (a)	165,000	181,913

Tenet Healthcare Corp.	9.875% 07/01/14	215,000	220,375

			561,244

MRI/Medical Diagnostic Imaging – 0.1%
MedQuest, Inc.	11.875% 08/15/12	95,000	76,237

			76,237

Physician Practice Management – 0.1%
US Oncology Holdings, Inc.	PIK,
	9.797% 03/15/12 (a)	95,000	94,644

			94,644

	Healthcare Services Total		880,750

Household Products/Wares – 0.5%
Consumer Products-Miscellaneous – 0.5%
American Greetings Corp.	7.375% 06/01/16	120,000	122,550

Amscan Holdings, Inc.	8.750% 05/01/14	145,000	146,450

Jarden Corp.	7.500% 05/01/17	145,000	147,900

Jostens IH Corp.	7.625% 10/01/12	130,000	132,925

			549,825

	Household Products/Wares Total		549,825

Pharmaceuticals – 0.7%
Medical-Drugs – 0.4%
Elan Finance PLC	8.875% 12/01/13	185,000	197,487

Warner Chilcott Corp.	8.750% 02/01/15	151,000	160,249

			357,736

Medical-Generic Drugs – 0.1%
Mylan Laboratories, Inc.	6.375% 08/15/15	110,000	114,125

			114,125

See Accompanying Notes to Financial Statements.

Colonial InterMarket Income Trust I

May 31, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Consumer Non-Cyclical (continued)
Pharmaceuticals (continued)
Pharmacy Services – 0.1%
Omnicare, Inc.	6.750% 12/15/13	75,000	73,875

			73,875

Vitamins & Nutrition Products – 0.1%
NBTY, Inc.	7.125% 10/01/15	105,000	107,100

			107,100

	Pharmaceuticals Total		652,836

Consumer Non-Cyclical Total			4,858,574

Energy – 4.6%
Coal – 0.4%
Coal – 0.4%
Arch Western Finance LLC	6.750% 07/01/13	145,000	144,456

Massey Energy Co.	6.875% 12/15/13	160,000	153,400

Peabody Energy Corp.	7.375% 11/01/16	70,000	74,113

			371,969

	Coal Total		371,969

Energy-Alternate Sources – 0.1%
Energy-Alternate Sources – 0.1%
VeraSun Energy Corp.	9.375% 06/01/17 (a)	110,000	109,587

			109,587

	Energy-Alternate Sources Total		109,587

Oil & Gas – 3.0%
Oil & Gas Drilling – 0.1%
Pride International, Inc.	7.375% 07/15/14	75,000	77,250

			77,250

Oil Companies-Exploration & Production – 2.1%
Chesapeake Energy Corp.	6.375% 06/15/15	90,000	90,000
	7.500% 06/15/14	150,000	156,937

Cimarex Energy Co.	7.125% 05/01/17	90,000	91,125

Compton Petroleum Corp.	7.625% 12/01/13	125,000	126,250

El Paso Production Holding Co.	7.750% 06/01/13	190,000	200,729

Energy XXI Gulf Coast, Inc.	10.000% 06/15/13 (a)(d)	110,000	108,350

Forest Oil Corp.	8.000% 12/15/11	90,000	94,500

Newfield Exploration Co.	6.625% 04/15/16	90,000	90,450

OPTI Canada, Inc	8.250% 12/15/14 (a)	115,000	122,187

See Accompanying Notes to Financial Statements.

Colonial InterMarket Income Trust I

May 31, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Energy (continued)
Oil & Gas (continued)
Oil Companies-Exploration & Production (continued)
PEMEX Finance Ltd.	9.150% 11/15/18	205,000	244,151
	10.610% 08/15/17	135,000	172,113

PetroHawk Energy Corp.	9.125% 07/15/13	140,000	150,500

Pogo Producing Co.	6.625% 03/15/15	105,000	106,050

Quicksilver Resources, Inc.	7.125% 04/01/16	110,000	109,175

Ras Laffan Liquefied Natural Gas Co., Ltd. III	5.832% 09/30/16 (a)	265,000	262,949

			2,125,466

Oil Company-Integrated – 0.2%
Tyumen Oil Co.	11.000% 11/06/07	180,000	183,492

			183,492

Oil Refining & Marketing – 0.2%
Tesoro Corp.	6.625% 11/01/15	130,000	131,787

United Refining Co.	10.500% 08/15/12 (a)	65,000	68,738

			200,525

Oil-Field Services – 0.4%
Gazprom International SA	6.510% 03/07/22 (a)	100,000	101,750
	7.201% 02/01/20	343,352	359,318

			461,068

	Oil & Gas Total		3,047,801

Oil & Gas Services – 0.1%
Seismic Data Collection – 0.1%
Seitel, Inc.	9.750% 02/15/14 (a)	75,000	76,875

			76,875

	Oil & Gas Services Total		76,875

Oil, Gas & Consumable Fuels – 0.2%
Oil Company-Integrated – 0.2%
Petrobras International Finance Co.	6.125% 10/06/16	250,000	251,250

			251,250

	Oil, Gas & Consumable Fuels Total		251,250

Pipelines – 0.8%
Pipelines – 0.8%
Atlas Pipeline Partners LP	8.125% 12/15/15	90,000	93,600

Colorado Interstate Gas Co.	6.800% 11/15/15	45,000	47,077

MarkWest Energy Partners LP	6.875% 11/01/14	120,000	117,750
	8.500% 07/15/16	50,000	52,625

See Accompanying Notes to Financial Statements.

Colonial InterMarket Income Trust I

May 31, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

			Par ($)	Value ($)
Energy (continued)
Pipelines (continued)
Williams Companies, Inc.	6.375% 10/01/10 (a)		400,000	406,500
	7.750% 06/15/31		80,000	87,600

				805,152

	Pipelines Total			805,152

Energy Total				4,662,634

Financials – 3.3%
Diversified Financial Services – 2.6%
Finance-Auto Loans – 1.0%
Ford Motor Credit Co.	7.800% 06/01/12		220,000	218,921
	8.000% 12/15/16		125,000	124,077

General Motors Acceptance Corp.	6.875% 09/15/11		270,000	272,036
	8.000% 11/01/31		335,000	368,032

				983,066

Finance-Consumer Loans – 0.4%
SLM Corp.	6.500% 06/15/10	NZD	615,000	422,086

				422,086

Finance-Investment Banker/Broker – 0.3%
E*Trade Financial Corp.	8.000% 06/15/11	USD	140,000	146,825

LaBranche & Co., Inc.	11.000% 05/15/12		125,000	134,843

				281,668

Finance-Other Services – 0.1%
Pinnacle Foods Finance LLC	9.250% 04/01/15 (a)		120,000	121,800

				121,800

Special Purpose Entity – 0.8%
KAR Holdings, Inc.	10.000% 05/01/15 (a)		75,000	76,875

Local TV Finance LLC	PIK,
	9.250% 06/15/15 (a)		115,000	117,300

NSG Holdings LLC	7.750% 12/15/25 (a)		110,000	115,775

Transneft	5.670% 03/05/14 (a)		520,000	504,957

				814,907

	Diversified Financial Services Total			2,623,527

Insurance – 0.3%
Insurance Brokers – 0.1%
USI Holdings Corp.	9.750% 05/15/15 (a)		85,000	86,063

				86,063

Property/Casualty Insurance – 0.2%
Crum & Forster Holdings Corp.	7.750% 05/01/17 (a)		195,000	196,462

				196,462

	Insurance Total			282,525

See Accompanying Notes to Financial Statements.

Colonial InterMarket Income Trust I

May 31, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Financials (continued)
Real Estate Investment Trusts (REITs) – 0.4%
Real Estate Management/Services – 0.1%
Realogy Corp.	10.500% 04/15/14 (a)	70,000	70,263
	12.375% 04/15/15 (a)	70,000	68,250

			138,513

REITS-Hotels – 0.2%
Host Marriott LP	6.750% 06/01/16	180,000	182,475

			182,475

REITS-Regional Malls – 0.1%
Rouse Co. LP/TRC Co-Issuer, Inc.,	6.750% 05/01/13 (a)	135,000	136,064

			136,064

	Real Estate Investment Trusts (REITs) Total		457,052

Financials Total			3,363,104

Industrials – 4.9%
Aerospace & Defense – 0.3%
Aerospace/Defense-Equipment – 0.2%
DRS Technologies, Inc.	6.875% 11/01/13	130,000	130,975

Sequa Corp.	9.000% 08/01/09	85,000	89,675

			220,650

Electronics-Military – 0.1%
L-3 Communications Corp.	6.375% 10/15/15	130,000	129,675

			129,675

	Aerospace & Defense Total		350,325

Building Materials – 0.1%
Building & Construction Products-Miscellaneous – 0.1%
NTK Holdings, Inc.	(c) 03/01/14 (10.750% 09/01/09)	105,000	78,750

			78,750

	Building Materials Total		78,750

Electrical Components & Equipment – 0.2%
Wire & Cable Products – 0.2%
Belden CDT, Inc.	7.000% 03/15/17 (a)	145,000	148,460

General Cable Corp.	7.125% 04/01/17 (a)	55,000	55,687
	7.725% 04/01/15 (a)(b)	55,000	55,138

			259,285

	Electrical Components & Equipment Total		259,285

See Accompanying Notes to Financial Statements.

Colonial InterMarket Income Trust I

May 31, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Industrials (continued)
Electronics – 0.3%
Electronic Components-Miscellaneous – 0.3%
Flextronics International Ltd.	6.250% 11/15/14	155,000	149,963

NXP BV/NXP Funding LLC	9.500% 10/15/15	110,000	113,850

			263,813

	Electronics Total		263,813

Engineering & Construction – 0.1%
Building & Construction-Miscellaneous – 0.1%
Esco Corp.	8.625% 12/15/13 (a)	75,000	80,250

			80,250

	Engineering & Construction Total		80,250

Environmental Control – 0.6%
Non-Hazardous Waste Disposal – 0.4%
Allied Waste North America, Inc.	7.125% 05/15/16	180,000	185,175
	7.875% 04/15/13	175,000	182,875

			368,050

Recycling – 0.2%
Aleris International, Inc.	10.000% 12/15/16 (a)	85,000	89,356
	PIK,
	9.000% 12/15/14 (a)	100,000	107,000

			196,356

	Environmental Control Total		564,406

Hand/Machine Tools – 0.1%
Machinery-Electrical – 0.1%
Baldor Electric Co.	8.625% 02/15/17	90,000	96,750

			96,750

	Hand/Machine Tools Total		96,750

Machinery-Construction & Mining – 0.1%
Machinery-Construction & Mining – 0.1%
Terex Corp.	7.375% 01/15/14	120,000	125,100

			125,100

	Machinery-Construction & Mining Total		125,100

Machinery-Diversified – 0.2%
Machinery-General Industry – 0.1%
Manitowoc Co., Inc.	7.125% 11/01/13	65,000	66,950

			66,950

Machinery-Material Handling – 0.1%
Columbus McKinnon Corp.	8.875% 11/01/13	110,000	117,700

			117,700

	Machinery-Diversified Total		184,650

Metal Fabricate/Hardware – 0.1%
Metal Processors & Fabrication – 0.1%
TriMas Corp.	9.875% 06/15/12	80,000	83,700

			83,700

	Metal Fabricate/Hardware Total		83,700

See Accompanying Notes to Financial Statements.

Colonial InterMarket Income Trust I

May 31, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Industrials (continued)
Miscellaneous Manufacturing – 1.0%
Diversified Manufacturing Operators – 0.8%
Bombardier, Inc.	6.300% 05/01/14 (a)	245,000	238,875

Covalence Specialty Materials Corp.	10.250% 03/01/16 (a)	115,000	117,875

J.B. Poindexter & Co.	8.750% 03/15/14	95,000	90,013

Koppers Holdings, Inc.	(c) 11/15/14 (9.875% 11/15/09)	125,000	109,375

Trinity Industries, Inc.	6.500% 03/15/14	215,000	215,537

			771,675

Miscellaneous Manufacturing – 0.2%
American Railcar Industries, Inc.	7.500% 03/01/14	90,000	92,925

Nutro Products, Inc.	10.750% 04/15/14 (a)	120,000	137,400

			230,325

	Miscellaneous Manufacturing Total		1,002,000

Packaging & Containers – 0.8%
Containers-Metal/Glass – 0.6%
Crown Americas LLC & Crown Americas Capital Corp.	7.750% 11/15/15	195,000	203,775

Owens-Brockway Glass Container, Inc.	8.250% 05/15/13	295,000	311,225

Owens-Illinois, Inc.	7.500% 05/15/10	100,000	102,875

			617,875

Containers-Paper/Plastic – 0.2%
Jefferson Smurfit Corp.	8.250% 10/01/12	140,000	143,150

Solo Cup Co.	8.500% 02/15/14	85,000	74,375

			217,525

	Packaging & Containers Total		835,400

Transportation – 1.0%
Transportation-Marine – 0.5%
Navios Maritime Holdings, Inc.	9.500% 12/15/14 (a)	120,000	127,350

Ship Finance International Ltd.	8.500% 12/15/13	160,000	165,400

Stena AB	7.500% 11/01/13	190,000	194,037

			486,787

Transportation-Railroad – 0.2%
TFM SA de CV	9.375% 05/01/12	150,000	162,000

			162,000

See Accompanying Notes to Financial Statements.

Colonial InterMarket Income Trust I

May 31, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Industrials (continued)
Transportation (continued)
Transportation-Services – 0.2%
CHC Helicopter Corp.	7.375% 05/01/14	160,000	157,200

PHI, Inc.	7.125% 04/15/13	105,000	102,900

			260,100

Transportation-Trucks – 0.1%
QDI LLC	9.000% 11/15/10	95,000	92,863

			92,863

	Transportation Total		1,001,750

Industrials Total			4,926,179

Technology – 0.7%
Computers – 0.1%
Computer Services – 0.1%
Sungard Data Systems, Inc.	9.125% 08/15/13	100,000	106,250

			106,250

	Computers Total		106,250
Semiconductors – 0.5%
Electronic Components-Semiconductors – 0.5%
Advanced Micro Devices, Inc.	7.750% 11/01/12	75,000	73,688

Freescale Semiconductor, Inc.	10.125% 12/15/16 (a)	245,000	245,306
	PIK,
	9.125% 12/15/14 (a)	165,000	163,350

			482,344

	Semiconductors Total		482,344

Software – 0.1%
Transactional Software – 0.1%
Open Solutions, Inc.	9.750% 02/01/15 (a)	135,000	140,062

			140,062

	Software Total		140,062

Technology Total			728,656

Utilities – 1.3%
Electric – 1.3%
Electric-Generation – 0.3%
AES Corp.	7.750% 03/01/14	165,000	173,869

Edison Mission Energy	7.000% 05/15/17 (a)	170,000	169,362

			343,231

Electric-Integrated – 0.3%
CMS Energy Corp.	6.875% 12/15/15	95,000	98,559
	8.500% 04/15/11	45,000	48,898

See Accompanying Notes to Financial Statements.

Colonial InterMarket Income Trust I

May 31, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Utilities (continued)
Electric (continued)
Electric-Integrated (continued)
Nevada Power Co.	9.000% 08/15/13	49,000	52,645

Sierra Pacific Resources	6.750% 08/15/17	135,000	136,548

			336,650

Independent Power Producer – 0.7%
Calpine Generating Co. LLC	14.320% 04/01/11 (b)(e)	85,000	30,175

Dynegy Holdings, Inc.	7.125% 05/15/18	195,000	185,737

Mirant North America LLC	7.375% 12/31/13	180,000	190,350

NRG Energy, Inc.	7.250% 02/01/14	95,000	97,613
	7.375% 02/01/16	90,000	93,375
	7.375% 01/15/17	70,000	72,713

			669,963

	Electric Total		1,349,844

Utilities Total			1,349,844
	Total Corporate Fixed-Income Bonds & Notes (Cost of $34,619,582)		37,937,795

Mortgage-Backed Securities – 2.9%
Federal National Mortgage Association	6.000% 02/01/37	957,275	956,567
	6.500% 11/01/36	1,740,037	1,767,470

Government National Mortgage Association	9.000% 04/15/16	219	235
	9.000% 05/15/16	18,764	20,085
	9.000% 06/15/16	19,553	20,929
	9.000% 11/15/16	46,758	50,049
	9.000% 12/15/16	9,268	9,920
	10.500% 07/15/19	7,730	8,615
	10.500% 05/15/20	7,606	8,488
	11.000% 01/15/18	3,039	3,376
	11.000% 05/15/18	12,262	13,625
	11.000% 08/15/18	3,103	3,448
	11.000% 01/15/19	49,946	55,632
	11.000% 02/15/19	2,456	2,687
	11.000% 04/15/19	963	1,073
	11.000% 05/15/19	8,325	9,272

	Total Mortgage-Backed Securities (Cost of $2,925,616)		2,931,471

Asset-Backed Securities – 0.7%
Equity One ABS, Inc.	4.205% 04/25/34	425,000	400,949

GMAC Mortgage Corp.	4.865% 09/25/34 (b)	350,000	342,439

	Total Asset-Backed Securities (Cost of $771,945)		743,388

See Accompanying Notes to Financial Statements.

Colonial InterMarket Income Trust I

May 31, 2007 (Unaudited)

Municipal Bonds (Taxable) – 0.4%

			Par ($)	Value ($)
California – 0.3%
CA Cabazon Band Mission Indians	13.000% 10/01/11 (f)		230,000	270,618

California Total				270,618

Virginia – 0.1%
VA Tobacco Settlement Financing Corp.	Series 2007 A1,
	6.706% 06/01/46		135,000	133,832

Virginia Total				133,832
	Total Municipal Bonds (Taxable) (Cost of $364,987)			404,450
Convertible Bond – 0.2%

Communications – 0.2%
Telecommunication Services – 0.2%
Telephone-Integrated – 0.2%
Virgin Media Finance PLC	8.750% 04/15/14	EUR	165,000	240,887

	Telecommunication Services Total			240,887

Communications Total				240,887
	Total Convertible Bond (Cost of $230,060)			240,887

Common Stocks – 0.0%
			Shares
Industrials – 0.0%
Commercial Services & Supplies – 0.0%
	Fairlane Management Corp. (f)(g)(h)	USD	1,800	—

	Commercial Services & Supplies Total			—
Road & Rail – 0.0%
	Quality Distribution, Inc.		671	6,757

	Road & Rail Total			6,757

Industrials Total				6,757
	Total Common Stocks (Cost of $—)			6,757

Warrants – 0.0%
			Units
Communications – 0.0%
Telecommunication Services – 0.0%
Cellular Telecommunications – 0.0%
UbiquiTel, Inc.	Expires 04/15/10 (a)(f)(g)(h)		150	—

Telecommunication Services – 0.0%
Jazztel PLC	Expires 07/15/10 (f)(g)(h)		40	—

	Telecommunication Services Total			—

Communications Total				—
	Total Warrants (Cost of $7,679)			—

See Accompanying Notes to Financial Statements.

Colonial InterMarket Income Trust I

May 31, 2007 (Unaudited)

		Par ($)	Value ($)
Short-Term Obligation – 3.1%
	Repurchase agreement with Fixed Income Clearing Corp., dated 05/31/07, due 06/01/07 at 5.010%, collateralized by a U.S. Treasury Note maturing 08/15/11, market value $3,173,406 (repurchase proceeds $3,108,433)	3,108,000	3,108,000

	Total Short-Term Obligation (Cost of $3,108,000)		3,108,000

	Total Investments – 98.9% (Cost of $97,590,464) (i)		100,125,237

	Other Assets & Liabilities, Net – 1.1%		1,089,387

	Net Assets – 100.0%		101,214,624

Notes to Investment Portfolio:

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, these securities, which are not illiquid, except for the following, amounted to $11,401,291, which represents 11.3% of net assets.

Security	Acquisition Date	Units	Cost	Value
UbiquiTel, Inc.	04/11/00	150	$7,600	$—

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2007.

(c)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Trust will begin accruing at this rate.

(d)	Security purchased on a delayed delivery basis.

(e)	The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At May 31, 2007, the value of this security amounted to $30,175 which represents less than 0.1% of net assets.

(f)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2007, the value of these securities amounted to $270,618 which represents 0.3% of net assets.

(g)	Security has no value.

(h)	Non-income producing security.

(i)	Cost for federal income tax purposes is $99,839,235.

At May 31, 2007, the asset allocation of the investment portfolio is as follows:

	% of Net Assets
Government Agencies & Obligations	54.1
Corporate Fixed-Income Bonds & Notes	37.5
Mortgage-Backed Securities	2.9
Asset-Backed Securities	0.7
Municipal Bonds (Taxable)	0.4
Convertible Bond	0.2
Common Stocks	0.0	*
Warrants	0.0	*

	95.8
Short-Term Obligation	3.1
Other Assets & Liabilities, Net	1.1

	100.0

*	Rounds to less than 0.1%.

See Accompanying Notes to Financial Statements.

Colonial InterMarket Income Trust I

May 31, 2007 (Unaudited)

At May 31, 2007, the Trust had entered into the following foreign forward currency exchange contracts:

Forward Currency Contract to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation
CAD	$556,409	$550,096	06/07/07	$6,313

Forward Currency Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
CAD	$556,409	$538,218	06/07/07	$(18,191)
CAD	748,210	723,982	06/11/07	(24,228)
EUR	821,029	830,515	06/08/07	9,486
EUR	942,514	949,011	06/18/07	6,497
EUR	100,984	101,831	06/18/07	847
EUR	148,480	149,173	06/18/07	693
EUR	101,010	100,964	06/25/07	(46)
EUR	673,500	671,965	06/29/07	(1,535)
EUR	996,779	995,307	06/29/07	(1,472)
GBP	1,187,898	1,186,200	06/18/07	(1,698)
SEK	1,258,315	1,272,023	06/14/07	13,708

				$(15,939)

At May 31, 2007, the Trust had sufficient cash and/or liquid securities to cover any commitments under these derivative contracts and delayed delivery settlements.

Acronym	Name
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
USD	United States Dollar
ZAR	South African Rand
PIK	Payment-In-Kind

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities – Colonial InterMarket Income Trust I

May 31, 2007 (Unaudited)

		($)
Assets	Investments, at cost	97,590,464

	Investments, at value	100,125,237
	Cash	254,748
	Foreign currency (cost of $148,344)	148,380
	Unrealized appreciation on foreign forward currency contracts	37,544
	Receivable for:
	Investments sold	639,708
	Interest	1,975,847
	Foreign tax reclaims	3,658
	Deferred Trustees’ compensation plan	18,688
	Other assets	733

	Total Assets	103,204,543

Liabilities	Unrealized depreciation on foreign forward currency contracts	47,170
	Payable for:
	Investments purchased	826,209
	Investments purchased on a delayed delivery basis	435,836
	Distributions	495,405
	Investment advisory fee	63,924
	Transfer agent fee	7,243
	Pricing and bookkeeping fees	21,787
	Trustees’ fees	947
	Custody fee	4,438
	Chief compliance officer expenses	1,044
	Deferred Trustees’ compensation plan	18,688
	Other liabilities	67,228

	Total Liabilities	1,989,919

	Net Assets	101,214,624

Net Assets Consists of	Paid-in capital	120,444,508
	Overdistributed net investment income	(2,034,439)
	Accumulated net realized loss	(19,737,517)
	Net unrealized appreciation on:
	Investments	2,534,773
	Foreign currency translations	7,299

	Net Assets	101,214,624

	Shares outstanding	11,009,000
	Net asset value per share	$9.19

See Accompanying Notes to Financial Statements.

Statement of Operations – Colonial InterMarket Income Trust I

For the Six Months Ended May 31, 2007 (Unaudited)

		($)
Investment Income	Interest	3,261,590

Expenses	Investment advisory fee	378,231
	Transfer agent fee	21,056
	Pricing and bookkeeping fees	58,395
	Trustees’ fees	8,139
	Custody fee	12,518
	Chief compliance officer expenses	3,107
	Other expenses	53,177

	Total Expenses	534,623

	Custody earnings credit	(826)

	Net Expenses	533,797

	Net Investment Income	2,727,793

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	Net realized gain (loss) on:
	Investments	966,312
	Foreign currency transactions	(295,742)

	Net realized gain	670,570

	Net change in unrealized appreciation (depreciation) on:
	Investments	(753,214)
	Foreign currency translations	202,940

	Net change in unrealized appreciation	(550,274)

	Net Gain	120,296

	Net Increase Resulting from Operations	2,848,089

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets – Colonial InterMarket Income Trust I

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended May 31, 2007 ($)	Year Ended November 30, 2006 ($)
Operations	Net investment income	2,727,793	5,484,367
	Net realized gain (loss) on investments and foreign currency transactions	670,570	(510,565)
	Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(550,274)	2,103,555

	Net Increase Resulting from Operations	2,848,089	7,077,357

Distributions Declared to Shareholders	From net investment income	(3,055,000)	(7,530,157)

	Net Decrease in Net Assets	(206,911)	(452,800)

Net Assets	Beginning of period	101,421,535	101,874,335
	End of period	101,214,624	101,421,535
	Overdistributed net investment income at end of period	(2,034,439)	(1,707,232)

Number of Trust Shares Outstanding	End of Period	11,009,000	11,009,000

See Accompanying Notes to Financial Statements.

Financial Highlights – Colonial InterMarket Income Trust I

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended May 31, 2007		Year Ended November 30,
			2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$9.21		$9.25	$9.79	$9.47	$8.60	$8.91

Income from Investment Operations:
Net investment income (a)	0.25		0.50	0.55	0.56	0.59	0.63
Net realized and unrealized gain (loss) on investments and foreign currency	0.01		0.14	(0.35)	0.46	0.93	(0.23)

Total from Investment Operations	0.26		0.64	0.20	1.02	1.52	0.40

Less Distributions Declared to Shareholders:
From net investment income	(0.28)		(0.68)	(0.63)	(0.60)	(0.65)	(0.64)
From net realized gains	—		—	(0.11)	(0.10)	—	—
Return of capital	—		—	—	—	—	(0.07)

Total Distributions Declared to Shareholders	(0.28)		(0.68)	(0.74)	(0.70)	(0.65)	(0.71)

Net Asset Value, End of Period	$9.19		$9.21	$9.25	$9.79	$9.47	$8.60
Market price per share	$8.48		$8.44	$8.09	$8.68	$8.96	$7.98
Total return—based on market value (b)	3.81	%(c)	13.27%	1.30%	4.91%	20.93%	6.00%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (d)	1.06	%(e)	1.11%	1.04%	1.01%	1.04%	1.00%
Net investment income (d)	5.41	%(e)	5.49%	5.76%	5.91%	6.44%	7.24%
Portfolio turnover rate	30	%(c)	45%	47%	73%	64%	83%
Net assets, end of period (000’s)	$101,215		$101,422	$101,874	$107,797	$104,238	$94,665

(a)	Per share data was calculated using the average shares outstanding during the period.

(b)	Total return at market value assuming all distributions reinvested at prices calculated in accordance with the Dividend Reinvestment Plan.

(c)	Not annualized.

(d)	The benefits derived from custody credits had an impact of less than 0.01%.

(e)	Annualized.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements – Colonial InterMarket Income Trust I

May 31, 2007 (Unaudited)

Note 1. Organization

Colonial InterMarket Income Trust I (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and operates as a diversified investment company. Effective June 29, 2007, the Trust’s name has been changed to MFS InterMarket Income Trust I.

Investment Goal

The Trust seeks to maximize current income by diversifying investments primarily in U.S. and foreign government and lower-rated corporate debt securities.

Trust Shares

The Trust may issue an unlimited number of shares.

Note 2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements for the six months ended May 31, 2007.

Security Valuation

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Trust’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Trust’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Trust may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at “fair value,” such value is likely to be different from the last quoted market price for the security.

Colonial InterMarket Income Trust I

May 31, 2007 (Unaudited)

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Trust’s financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are agreements to exchange one currency for another at a future date at a specified price. These contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contract. The Trust may utilize forward foreign currency exchange contracts in connection with the settlement of purchases and sales of securities. The Trust may also enter into these contracts to hedge certain other foreign currency denominated assets. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Trust’s investments against currency fluctuations. Forward currency contracts are valued daily at the current exchange rate of the underlying currency, resulting in unrealized gains (losses) which become realized at the time the foreign currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. The use of forward currency contracts does not eliminate fluctuations in the prices of the Trust’s portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. The Trust could also be exposed to risk if the counterparties of the contracts are unable to fulfill the terms of the contracts.

Repurchase Agreements

The Trust may engage in repurchase agreement transactions with institutions determined to be creditworthy by the Trust’s investment advisor. The Trust, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. The Trust’s investment advisor is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Trust’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Trust seeks to assert its rights.

Mortgage Dollar Roll Transactions

The Trust may enter into mortgage “dollar rolls” in which the Trust sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date not exceeding 120 days. During the roll period, the Trust loses the right to receive principal and interest paid on the securities sold. However, the Trust would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the “drop”) or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Trust compared with what such performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Trust. The Trust will hold and maintain in a segregated account until the settlement date, cash or liquid securities in an amount equal to the forward purchase price.

Colonial InterMarket Income Trust I

May 31, 2007 (Unaudited)

The Trust’s policy is to record the components of mortgage dollar rolls using “to be announced” mortgage-backed securities (“TBA Dollar Rolls”). For financial reporting and tax purposes, the Trust treats mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. The Trust does not currently enter into mortgage dollar rolls that are accounted for as financing.

Mortgage dollar rolls involve certain risks. If the broker-dealer to whom the Trust sells the security becomes insolvent, the Trust’s right to purchase or repurchase the mortgage-related securities may be restricted and the instrument which the Trust is required to repurchase may be worth less than an instrument which the Trust originally held. Successful use of mortgage dollar rolls may depend upon the investment advisor’s ability to correctly predict interest rates and mortgage prepayments. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

Delayed Delivery Securities

The Trust may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Trust to subsequently invest at less advantageous prices. The Trust holds until settlement date, in a segregated account, cash or liquid securities in an amount equal to the delayed delivery commitment.

Income Recognition

Interest income is recorded on the accrual basis and includes accretion of discounts, amortization of premiums and paydown gains and losses. Fee income attributable to mortgage dollar roll transactions is recorded on the accrual basis over the term of the transaction. Corporate actions and dividend income are recorded on the ex-date, except for certain foreign securities which are recorded as soon after ex-date as the Trust becomes aware of such, net of any non-reclaimable tax withholdings. The value of additional securities received as an income payment is recorded as income and as the cost basis of such securities.

Foreign Currency Transactions

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Trust does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Federal Income Tax Status

The Trust intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Trust intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Trust should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-date and are generally declared and paid monthly. Net realized capital gains, if any, are distributed at least annually.

Indemnification

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Trust’s maximum exposure under these arrangements is unknown because this would involve future claims against the Trust. Also, under the Trust’s organizational documents and by contract, the trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Trust expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Colonial InterMarket Income Trust I

May 31, 2007 (Unaudited)

Note 3. Federal Tax Information

For the year ended November 30, 2006, permanent book and tax basis differences resulted primarily from differing treatments for discount accretion/premium amortization on debt securities, foreign currency transactions, market discount reclassification adjustments and paydowns.

The tax character of distributions paid during the year ended November 30, 2006 was as follows:

November 30, 2006
Distributions paid from:
Ordinary Income*	$7,530,157

*	For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

As of November 30, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Net Unrealized Appreciation*
$445,227	$1,402,091

*	The differences between book-basis and tax-basis net unrealized appreciation/depreciation are primarily due to deferral of loss from wash sales.

Unrealized appreciation and depreciation at May 31, 2007, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$3,590,467
Unrealized depreciation	(3,304,465)
Net unrealized appreciation	$286,002

The following capital loss carryforwards, determined as of November 30, 2006, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2007	$ 49,924
2008	5,857,135
2009	5,692,253
2010	7,020,484
2013	333,261
2014	1,436,435

Total	$20,389,492

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the “Interpretation”) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of the Interpretation for regulated investment companies for an additional six months. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is evaluating the application of the Interpretation to the Trust, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the Trust’s financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, LLC (“Columbia”), an indirect, wholly-owned subsidiary of Bank of America

Colonial InterMarket Income Trust I

May 31, 2007 (Unaudited)

Corporation (“BOA”), was the investment advisor to the Trust and provided administrative and other services for the six months ended May 31, 2007. Columbia received a monthly investment advisory fee at the annual rate of 0.75% of the Trust’s average weekly net assets.

Pricing and Bookkeeping Fees

Effective December 15, 2006, the Trust entered into a Financial Reporting Services Agreement with State Street Bank & Trust Company (“State Street”) and Columbia (the “Financial Reporting Services Agreement”) pursuant to which State Street provides financial reporting services to the Trust. Also effective December 15, 2006, the Trust entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the “State Street Agreements”) pursuant to which State Street provides accounting services to the Trust. Under the State Street Agreements, the Trust pays State Street an annual fee of $38,000 paid monthly. In addition, the Trust pays State Street a monthly fee based on an annualized percentage rate of average daily net assets of the Trust for the month. The aggregate fee may not exceed $140,000 per year (exclusive of out-of-pocket fees and charges). The Trust also reimbursed State Street for certain out-of-pocket expenses and charges.

Effective December 15, 2006, the Trust entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with Columbia. Under the Services Agreement, Columbia provides services related to Trust expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Trust reimburses Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services relating to Trust expenses and the requirements of the Sarbanes-Oxley Act of 2002.

Prior to December 15, 2006, Columbia was responsible for providing pricing and bookkeeping services to the Trust under a pricing and bookkeeping agreement and was entitled to receive an annual fee at the same fee structure described above under the State Street Agreements. Under separate agreements between Columbia and State Street, Columbia delegated certain functions to State Street. As a result of the delegation, the total fees payable under the pricing and bookkeeping agreement (other than certain reimbursements paid to Columbia and discussed below) were paid to State Street. The Trust also reimbursed Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Trust’s portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services.

For the six months ended May 31, 2007, the total amounts paid and payable to affiliates by the Trust under these arrangements were $12,191 and $1,518, respectively.

For the six months ended May 31, 2007, the annualized effective pricing and bookkeeping fee rate for the Trust, inclusive of out-of-pocket expenses, was 0.116% of the Trust’s average daily net assets.

Custody Credits

During the period covered by this report, the Trust had an agreement with its custodian bank under which custody fees were reduced by balance credits. These credits were recorded as a reduction of total expenses on the Statement of Operations. The Trust could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees

All officers of the Trust during the period covered by this report were employees of Columbia or its affiliates and, with the exception of the Trust’s Chief Compliance Officer, received no compensation from the Trust. The Board of Trustees has appointed a Chief Compliance Officer to the Trust in accordance with federal securities regulations. The Trust, along with other funds managed by Columbia, pays a pro-rata share of the expenses associated with the Chief Compliance Officer. The Trust’s expenses for the Chief Compliance Officer may not exceed $15,000 per year.

The Trust’s former Trustees participated in a deferred compensation plan. Obligations of the plan will be paid solely out of the Trust’s assets.

Note 5. Portfolio Information

For the six months ended May 31, 2007, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $28,576,798 and $30,062,446, respectively of

Colonial InterMarket Income Trust I

May 31, 2007 (Unaudited)

which $8,305,016 and $7,462,178, respectively, were U.S. Government securities.

Note 6. Disclosure of Significant Risks and Contingencies

Foreign Securities

There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

High-Yield Securities

Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. Government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as “junk” bonds. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

Sector Focus

The Trust may focus its investments in certain industries, subjecting it to greater risk than a fund that is less concentrated.

Legal Proceedings

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) (“Columbia”) and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the “Distributor”) (collectively, the “Columbia Group”) entered into an Assurance of Discontinuance with the New York Attorney General (“NYAG”) (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission (“SEC”) (the “SEC Order”) on matters relating to mutual fund trading. The SEC Order and the NYAG Settlement are referred to collectively as the “Settlements”.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group’s applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other

Colonial InterMarket Income Trust I

May 31, 2007 (Unaudited)

mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court’s memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants’ motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (“ICA”) and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption (“the CDSC Lawsuit”). The CDSC Lawsuit was removed to federal court in Massachusetts and the federal Judicial Panel transferred the CDSC Lawsuit to the MDL.

On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims. The settlement is subject to court approval.

In 2004, the Columbia Funds’ adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. On May 11, 2007, the District Court entered a preliminary approval order which granted preliminary approval of the settlement. A final settlement hearing, at which the District Court will determine whether the proposed settlement should be finally approved and the action dismissed on the merits with prejudice, is scheduled for September 18, 2007. The terms of the settlement, if finally approved, will require payments by the funds’ adviser and/or its affiliates, including payment of plaintiffs’ attorneys’ fees and notice to class members. In the event that the settlement is not finally approved, the plaintiffs may elect to go forward with their appeal and no opinion is expressed regarding the likely outcome or financial impact of such an appeal on any fund.

Note 7. Subsequent Event

On April 10, 2007, Columbia entered into an asset purchase agreement with Massachusetts Financial Services Company, Inc. (“MFS”) to sell certain assets used in Columbia’s business of managing the Trust to MFS (such transaction, the “Sale”). At the annual meeting of the shareholders of the Trust held in June 2007, the shareholders, among other

Colonial InterMarket Income Trust I

May 31, 2007 (Unaudited)

things, approved a new advisory agreement between MFS and the Trust and elected twelve new Trustees. Upon the closing of the Sale on June 29, 2007 (the “Closing”), the existing advisory agreement between Columbia and the Trust was terminated, the Trust was removed from the existing service agreements among the Trust, Columbia and certain affiliated funds, and new agreements between: (a) MFS and the Trust (for investment advisory and administrative services); (b) State Street Bank and the Trust (for custody, fund accounting and securities lending services); and (c) Computershare, Trust Company, N.A. and the Trust (for transfer agency services) became effective. Also upon the Closing: (i) the Trust changed its name to MFS InterMarket Income Trust I; and (ii) the then-serving Trustees and officers of the Trust resigned and the newly elected Trustees and newly appointed officers took office. On June 29, 2007, PricewaterhouseCoopers LLP (“PwC”) resigned as the independent registered public accounting firm for the Trust. During the two most recent fiscal years, PwC’s audit reports contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, in connection with its audits for the two most recent fiscal years and through June 29, 2007, there were no disagreements between the Trust and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which, if not resolved to the satisfaction of PwC, would have caused it to make reference to the subject matter of the disagreement in its report on the financial statements for such years. Effective June 29, 2007, Ernst & Young LLP was appointed by the audit committee of the Board of Trustees as the independent registered public accounting firm of the Trust for the fiscal year ended November 30, 2007.

Dividend Reinvestment Plan

Colonial InterMarket Income Trust I

Pursuant to the Trust’s Dividend Reinvestment Plan (the “Plan”), all shareholders whose shares are registered in their own names will have all distributions reinvested automatically in additional shares of the Trust by Computershare (the “Plan Agent”) unless a shareholder elects to receive cash. Shareholders whose shares are held in the name of a broker or nominee will have distributions reinvested automatically by the broker or nominee in additional shares under the Plan, unless the service is not provided by the broker or the nominee or the shareholder elects to receive distributions in cash. If the service is not available, such distributions will be paid in cash. Shareholders whose shares are held in the name of a broker or nominee should contact the broker or nominee for details. All distributions to shareholders who elect not to participate in the Plan will be paid by check mailed directly to the shareholder of record on the record date therefore by the Plan Agent as the dividend disbursing agent.

Non-participants in the Plan will receive distributions in cash. Distributions payable to participants in the Plan will be applied by the Plan Agent, acting as agent for Plan participants, to the purchase of shares of the Trust. Such shares will be purchased by the Plan Agent at the then current market price of such shares in the open market, on the New York Stock Exchange or elsewhere, for the participants’ accounts.

Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent. When a participant withdraws from the Plan or upon termination of the Plan as provided below, certificates for whole shares credited to the participant’s account under the Plan will be issued and a cash payment will be made for any fraction of a share credited to such account. A shareholder’s notice of election to withdraw from the Plan must be received by the Plan Agent before the record date for a dividend in order to be given effect with respect to that dividend.

In the case of shareholders such as banks, brokers or nominees holding shares for others who are the beneficial owners of those shares, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the shareholder of record as representing the total amount registered in such shareholder’s name and held for the account of beneficial owners who are to participate in the Plan.

There is no charge to Plan participants for reinvesting distributions. The Plan Agent’s fees for the handling of the reinvestment of distributions will be paid by the Trust. Each participant in the Plan will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of distributions. Purchase orders from the participants in the Plan may be combined with those of other participants and the price paid by any particular participant may be the average of the price paid on various orders executed on behalf of groups of participants in the Plan.

The automatic reinvestment of distributions will not relieve participants of any income tax that may be payable on such dividends or distributions.

The Plan may be amended or terminated on 30 days’ written notice to the Plan participants. Contact the Plan Agent for additional information regarding the Plan. All correspondence concerning the Plan should be directed to Computershare Trust Company N.A. by mail at P.O. Box 403011, Providence, RI 02940-3011, or by phone at 1-800-637-2304.

Board Consideration and Approval of Investment Advisory Agreement

On April 10, 2007, Columbia Management Advisors, LLC (“Columbia”) entered into an asset purchase agreement with Massachusetts Financial Services Company, Inc. (“MFS”) to sell certain assets used in Columbia’s business of managing the Trust and the other closed-end funds managed by Columbia (the “Colonial Closed-End Funds”) to MFS (such transaction, the “Sale”). Upon the closing of the transaction (the “Closing”) on June 29, 2007, MFS became the investment adviser to the Trust. Because the then-existing investment advisory agreements (the “Previous Advisory Agreements”) were to terminate upon the Closing, shareholder approval of new investment advisory agreements with MFS (“New Advisory Agreements”) was required. Shareholders of each Colonial Closed-End Fund approved the New Advisory Agreements at the annual meeting of shareholders.

The Advisory Fees and Expenses Committee of the Board reviewed each of the New Advisory Agreements and determined to recommend that the full Board approve those agreements.

The Board received and reviewed, in advance of their meeting on April 10, 2007, all materials that they, their legal counsel or MFS, the Colonial Closed-End Funds’ proposed investment adviser, believed to be reasonably necessary for the Board to evaluate and to determine whether to approve the New Advisory Agreements. Those materials included, among other items, (i) information on the investment performance of funds advised by MFS relative to the performance of peer groups and performance benchmarks, (ii) information on each Colonial Closed-End Fund’s anticipated investment advisory fees and other expenses, including, for certain of the Colonial Closed-End Funds, information about anticipated expense caps and fee waivers, (iii) information about the anticipated profitability of the New Advisory Agreements to MFS, and potential “fall-out” or ancillary benefits that MFS and its affiliates may receive as a result of their relationships with the Colonial Closed-End Funds and (iv) additional information provided by MFS in response to a request of independent legal counsel to the Independent Trustees. The Board also met with representatives of MFS and considered other information such as (v) MFS’ financial condition, (vi) each Colonial Closed-End Fund’s investment objective and strategies and the size, education and experience of the portfolio management staff MFS proposes to manage the Colonial Closed-End Funds, (vii) the anticipated use by MFS of “soft” commission dollars to pay for research products and services, and (viii) MFS’ resources to be devoted to the Colonial Closed-End Funds’ investment policies and restrictions, and MFS’ policies on personal securities transactions and other compliance policies.

The Board had the opportunity to ask questions of, and to request additional materials from, MFS and to consult in executive session with independent legal counsel to the Independent Trustees.

In considering whether to approve the New Advisory Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative, and each trustee weighed various factors as he or she deemed appropriate. The Board considered the following matters in connection with their approval of the New Advisory Agreements:

The nature, extent and quality of the services to be provided to the Colonial Closed-End Funds under the New Advisory Agreements. The Board considered the nature, extent and quality of the services to be provided by MFS and its affiliates to the Colonial Closed-End Funds and the resources to be dedicated to the Colonial Closed-End Funds by MFS and its affiliates. Among other things, the Board considered (i) MFS’s ability, including its resources, reputation and other attributes, to attract and retain highly qualified research, investment advisory and supervisory investment professionals; (ii) the portfolio management services to be provided by those investment professionals; and (iii) that the services to be provided under the New Advisory Agreements and a new administrative services agreement with MFS (the “Administrative Services Agreement”) were comparable to the services provided under the Current Advisory Agreements and other administrative agreements. After reviewing the above and related factors, the Board concluded, within the context of its overall conclusions regarding the New Advisory Agreements, that the nature, extent and quality of services provided supported the approval of each of the New Advisory Agreements.

Investment performance of funds advised by MFS. The Board reviewed information about the performance of various funds advised by MFS over various time periods, including information prepared by MFS showing that the performance of such funds generally compared favorably to the performance of peer groups and performance benchmarks. The Board also considered MFS’ reputation generally and

MFS’ commitment to the business of managing closed-end funds, including its experience managing the six closed-end funds currently managed by MFS. After reviewing the above and related factors, the Board concluded, within the context of its overall conclusions regarding each New Advisory Agreement, that the performance of MFS was sufficient, in light of other considerations, to warrant the approval of each of the New Advisory Agreements.

The costs of the services to be provided and the profits to be realized by MFS and its affiliates from their relationships with the Colonial Closed-End Funds. The Board considered the fees to be charged to the Colonial Closed-End Funds for investment advisory services as well as the anticipated total expense levels of the Colonial Closed-End Funds. The Board considered information about the investment advisory fees charged by MFS to a closed-end fund, which were comparable to, and to institutional clients, which were generally lower than, the investment advisory fees under the New Advisory Agreements, and the scope of services provided to such clients relative to the scope of services to be provided under the New Advisory Agreements. In evaluating each Colonial Closed-End Fund’s anticipated investment advisory fees, the Board took into account the fact that the investment advisory fee rates included in the New Advisory Agreements were the same as those included in the Current Advisory Agreements. The Board also took into account the demands and complexity of the investment management of the Trust. The Board considered the expense reductions that MFS anticipated would result from the shift to the group of service providers currently employed for transfer agency, fund accounting and custody services by funds advised by MFS.

The Board also considered the compensation to be received directly or indirectly by MFS and its affiliates from their relationships with the Colonial Closed-End Funds. The Board reviewed information provided by MFS regarding the estimated profitability to MFS and its affiliates of their relationships with the Colonial Closed-End Funds, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Board also considered court cases in which investment adviser profitability was an issue in whole or in part, the performance of funds advised by MFS, the anticipated expense levels of the Colonial Closed-End Funds and the extent to which MFS would implement expense caps for the Colonial Closed-End Funds. After reviewing the foregoing and related factors, the Board concluded, within the context of its overall conclusions regarding each of the New Advisory Agreements, that the investment advisory fees to be charged to each Colonial Closed-End Fund were fair and reasonable, and that the anticipated costs of the investment advisory services generally, and the related anticipated profitability to MFS and its affiliates of their relationships with the Colonial Closed-End Funds, supported the approval of the New Advisory Agreements.

Economies of Scale. The Board considered the potential existence of economies of scale in the provision of services by MFS to each Colonial Closed-End Fund and whether those economies would be shared with the Colonial Closed-End Fund through breakpoints in the investment advisory fees or other means, such as expense caps. The Board noted that several of the Colonial Closed-End Funds benefited from fee waivers, expense caps or both prior to the Sale, and that those Colonial Closed-End Funds were expected to continue to so benefit. In considering the issues above, the Board also took note of the expected profitability to MFS and its affiliates of their proposed relationships with the Colonial Closed-End Funds, as discussed above. After reviewing the above and related factors, the Board concluded, within the context of its overall conclusions regarding each of the New Advisory Agreements, that the extent to which economies of scale were expected to be shared with the Colonial Closed-End Funds supported the approval of each of the New Advisory Agreements.

Other Factors. The Board also considered other factors, which included but were not limited to the following:

■	the compliance programs of MFS and the compliance-related resources that MFS and its affiliates would provide to the Colonial Closed-End Funds.

■

the nature, quality, estimated cost and extent of administrative and shareholder services to be performed by MFS and its affiliates, both under the New Advisory Agreements and under separate agreements for the provision of administrative services.

■

so-called “fall-out benefits” to MFS, such as the engagement of its affiliates to provide services to the Colonial Closed-End Funds, as well as possible conflicts of interest associated with those fall-out and other benefits.

Based on its evaluation of all factors that it deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Board, including all of the Independent Trustees, approved each of the New Advisory Agreements.

Shareholder Meeting Results

Results of the Annual Meeting of Shareholders

On June 22, 2007, the Annual Meeting of Shareholders of the Trust (the “Meeting”) was held to consider the following proposals: (i) the approval of a new investment advisory agreement with Massachusetts Financial Services Company, Inc. (“MFS”); (ii) the election of trustees to take office after the Closing; and (iii) the re-election of current trustees whose term of office was to expire in 2007. The Meeting was adjourned until June 27, 2007 and further adjourned until June 28, 2007 with respect to the proposals relating to the new investment advisory agreement with MFS and the amended and restated declaration of trust. On April 10, 2007, the record date for the Meeting, the Trust had 11,009,000 common shares outstanding. The votes cast were as follows:

Approval of New Investment Advisory Agreement with MFS

The shareholders approved the proposed investment advisory agreement as follows:

For	Against	Abstain	Non-Votes
5,312,213	810,819	360,185	1,373,553

Approval of an Amended and Restated Declaration of Trust

The proposed amended and restated Declaration of Trust failed to receive shareholder approval, as follows:

For	Against	Abstain	Non-Votes
5,294,008	822,370	366,838	1,373,553

Election of Trustees to Take Office upon the Closing

The shareholders elected the following Trustees whose term of office commenced upon the Closing:

	For	Withheld
Robert E. Butler	6,698,461	941,883
Lawrence H. Cohn	6,692,311	948,033
David H. Gunning	6,701,211	939,133
William R. Gutow	6,696,461	943,883
Michael Hegarty	6,703,011	937,333
Robert J. Manning	6,700,511	939,833
Lawrence T. Perera	6,690,066	950,278
Robert C. Pozen	6,694,429	945,915
Dale Sherratt	6,696,561	943,783
Robert W. Uek	6,697,726	942,618
J. Atwood Ives	6,696,316	944,028
Laurie J. Thomsen	6,701,167	939,177

The twelve Trustees elected under this proposal took office on June 29, 2007.

Re-Election of Trustees

The shareholders re-elected the following Trustees whose term of office was to expire in 2007:

	For	Withheld
John J. Neuhauser	6,700,819	939,525
Thomas C. Theobald	6,692,369	947,975
Anne-Lee Verville	6,702,519	937,825

The terms of office of Douglas A. Hacker, Janet Langford Kelly, Richard W. Lowry, Charles R. Nelson, William E. Mayer, Patrick J. Simpson and Thomas E. Stitzel continued after the Meeting. Each of the Trustees in office prior to the Closing resigned on June 29, 2007.

Important Information About This Report

Colonial InterMarket Income Trust I

Transfer Agent

Computershare Trust Company N.A.

P.O. Box 43010

Providence, RI 02940-3010

The trust mails one shareholder report to each shareholder address. Shareholders can order additional reports by calling 1-800-637-2304. In addition, representatives at that number can provide shareholders information about the trust.

A description of the trust’s proxy voting policies and procedures is available (i) at www.mfs.com (in the proxy voting section); (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-637-2304. Information regarding how the trust voted proxies relating to portfolio securities during the 12-month period ended June 30, 2007 is available from the SEC’s website. Information regarding how the trust voted proxies relating to portfolio securities is also available at www.mfs.com.

The trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The trust’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Annual Certifications — As required, on June 26, 2007, the trust submitted to the New York Stock Exchange (“NYSE”) the annual certification of the trust’s Chief Executive Officer certifying that he is not aware of any violation of the NYSE’s Corporate Governance listing standards. The trust also has included the certifications of the trust’s Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act of 2002 as exhibits to the trust’s Form N-CSR filed with the Securities and Exchange Commission for the annual period.

This report has been prepared for shareholders of Colonial InterMarket Income Trust I.

Please consider the investment objectives, risks, charges and expenses for the trust carefully before investing.

MFS®
INVESTMENT MANAGEMENT

500 Boylston Street, Boston, MA 02116

ITEM 2. CODE OF ETHICS.

Subsequent to the period covered by this report, on June 29, 2007, the Registrant amended and restated its Code of Ethics (the “Code”) as that term is defined in paragraph (b) of Item 2 of Form N-CSR. A copy of the amended and restated Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments for the Registrant is included as part of the report to shareholders under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

General. Information regarding the portfolio manager(s) of the MFS Intermarket Income Trust I (the “Fund”) is set forth below.

Portfolio Manager	Primary Role	Since	Title and Five Year History
James J. Calmas	Portfolio Manager	June 29, 2007	Investment Officer of MFS; employed in the investment management area of MFS since 1988

Compensation. Portfolio manager total cash compensation is a combination of base salary and performance bonus:

•	Base Salary – Base salary represents a smaller percentage of portfolio manager total cash compensation (generally below 33%) than incentive compensation.

•

Performance Bonus – Generally, incentive compensation represents a majority of portfolio manager total cash compensation. The performance bonus is based on a combination of quantitative and qualitative factors, with more weight given to the former (generally over 60%) and less weight given to the latter.

•

The quantitative portion is based on pre-tax performance of all of the accounts managed by the portfolio manager (which includes the Fund and any other accounts managed by the portfolio manager) over a one-, three- and five-year period relative to the appropriate Lipper peer group universe and/or one or more benchmark indices with respect to each account. Primary weight is given to portfolio performance over a three-year time period with lesser consideration given to portfolio performance over one- and five-year periods (adjusted as appropriate if the portfolio manager has served for shorter periods).

•

The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts and traders) and management’s assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from fund and other account performance).

Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests and/or options to acquire equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.

Finally, portfolio managers are provided with a benefits package including a defined contribution plan, health coverage and other insurance, which are available to other employees of MFS on substantially similar terms. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level, as well as other factors.

Ownership of Fund Shares. The following table shows the dollar range of equity securities of the Fund beneficially owned by the Fund’s portfolio manager as of June 29, 2007. The following dollar ranges apply:

N. None

A. $1 - $10,000

B. $10,001 - $50,000

C. $50,001 - $100,000

D. $100,001 - $500,000

E. $500,001 - $1,000,000

F. Over $1,000,000

Name of Portfolio Manager	Dollar Range of Equity Securities in Fund
James J. Calmas	N

Other Accounts. In addition to the Fund, the Fund’s portfolio manager is responsible (either individually or jointly) for the day-to-day management of certain other accounts, the number and total assets of which as of June 29, 2007 were as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts*	Total Assets*	Number of Accounts	Total Assets	Number of Accounts	Total Assets
James J. Calmas	7	$2.6 billion	4	$580.5 million	2	$618.8 million

*	Includes the Fund.

Advisory fees are not based upon performance of any of the accounts identified in the table above.

Potential Conflicts of Interest. MFS seeks to identify potential conflicts of interest resulting from a portfolio manager’s management of both the Fund and other accounts, and has adopted policies and procedures designed to address such potential conflicts.

The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives and strategies, benchmarks, time horizons and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In certain instances there may be securities which are suitable for the Fund’s portfolio as well as for accounts of MFS or its subsidiaries with similar investment objectives. The Fund’s trade allocation policies may give rise to conflicts of interest if the Fund’s orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other funds or accounts of MFS or its subsidiaries. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of the Fund’s investments. Investments selected for funds or accounts other than the Fund may outperform investments selected for the Fund.

When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In most cases, however, MFS believes that the Fund’s ability to participate in volume transactions will produce better executions for the Fund.

MFS does not receive a performance fee for its management of the Fund. As a result, MFS and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund - for instance, those that pay a higher advisory fee and/or have a performance fee.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Intermarket Income Trust I

Registrant Purchases of Equity Securities*

Period	(a)Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number of Shares that May Yet Be Purchased Under the Plans or Programs
12/1/06 –12/31/06	6,198	$8.47	6,198	N/A
1/1/07 – 1/31/07	7,650	$8.48	7,650	N/A
2/1/07 – 2/28/07	6,607	$8.41	6,607	N/A
3/1/07 – 3/31/07	6,675	$8.45	6,675	N/A
4/1/07 – 4/30/07	6,812	$8.41	6,812	N/A
5/1/07 – 5/31/07	6,758	$8.61	6,758	N/A

Total	40,700	$8.47	40,700	N/A

*	Includes shares purchased by the Dividend Reinvestment Agent pursuant to the Registrant’s Dividend Reinvestment Plan.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Trustees of the Registrant has adopted procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board. Effective June 29, 2007, shareholders may mail written recommendations to MFS Intermarket Income Trust I, Massachusetts Financial Services Company, 500 Boylston Street, Boston, MA 02116, Attention: Mark Polebaum, Secretary of the Trust. Shareholder communications must be in writing and be signed by the shareholder and identify the Registrant to which they relate. Such recommendations must be accompanied by the candidate’s biographical and occupational data (including whether the candidate would be an “interested person” of the Registrant), a written consent of the candidate to be named as a nominee and to serve as Trustee if elected, record and ownership information for the recommending shareholder with respect to the Registrant and a description of any arrangements or understandings regarding recommendation of the candidate for consideration.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting. Subsequent to the period covered by this report, on June 29, 2007, Massachusetts Financial Services Company (“MFS”) became the investment adviser and fund administrator to the Registrant. As a result of MFS’ appointment as investment adviser and fund administrator to the Registrant, the Registrant amended its internal controls over financial reporting to utilize the internal controls over financial reporting utilized by other investment management companies for which MFS provides investment advisory and fund administration services. Therefore, the internal controls over financial reporting of the Registrant prior to June 29, 2007 may materially differ from those currently utilized for the Registrant.

ITEM 12. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(3)	Not applicable.

(4)	Letter to the Securities and Exchange Commission from PricewaterhouseCoopers LLP (“PWC”) stating whether PWC agrees with the statements made by the Registrant in the Registrant’s Form N-SAR for the period ended May 31, 2007. Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     MFS INTERMARKET INCOME TRUST I

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: July 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: July 23, 2007

By (Signature and Title)*	TRACY ATKINSON
Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 23, 2007

*	Print name and title of each signing officer under his or her signature.